UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934.

For the monthly distribution period from February 1, 2026 to February 28, 2026

Commission File Number of issuing entity: 333-261470-04

Central Index Key Number of issuing entity: 0001950786

WORLD OMNI AUTO RECEIVABLES TRUST 2022-D

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-261470

Central Index Key Number of depositor: 0001083199

WORLD OMNI AUTO RECEIVABLES LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0001004150

WORLD OMNI FINANCIAL CORP.

(Exact name of sponsor as specified in its charter)

Paula Pescaru, Assistant Secretary, (954) 418-5368

(Name and telephone number, including area code,

of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

52-2184798

(I.R.S. Employer Identification No.)

250 Jim Moran Boulevard, Deerfield Beach, FL 33442

(Address, including zip code, of principal executive offices of the issuing entity)

(954) 429-2200

(Telephone number, including area code, of the issuing entity)

Former name or former address, if changed since last report: Not applicable.

Registered/reporting pursuant to (check one):

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Asset Backed Notes, Class A-1	☐	☐	☒	☐
Asset Backed Notes, Class A-2a	☐	☐	☒	☐
Asset Backed Notes, Class A-2b	☐	☐	☒	☐
Asset Backed Notes, Class A-3	☐	☐	☒	☐
Asset Backed Notes, Class A-4	☐	☐	☒	☐

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒     No ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that constitute the assets of World Omni Auto Receivables Trust 2022-D (the “Issuing Entity”) for the distribution period commencing on February 1, 2026 and expiring on February 28, 2026 is set forth in the Monthly Servicer’s Certificate that is attached to this report as Exhibit 99.1, which Monthly Servicer’s Certificate is incorporated by reference herein. See the Sale and Servicing Agreement, Indenture and other documents filed as exhibits to the Form 8-K filed by the Issuing Entity on November 16, 2022 for a description of the transaction and defined terms used in this report and the attached Monthly Servicer’s Certificate.

Item 1A. Asset-Level Information.

The Asset Data Files for the asset pool of the Issuing Entity for the February calendar month filed as Exhibit 102 to the Form ABS-EE filed by the Issuing Entity with the U.S. Securities and Exchange Commission on March 27, 2026 (the “Form ABS-EE”) are incorporated into this Form 10-D by reference.

The Asset Related Documents (Additional Explanatory Disclosure) for the asset pool of the Issuing Entity for the February calendar month filed as Exhibit 103 to the Form ABS-EE are also incorporated into this Form 10-D by reference.

Item 1B. Asset Representations Reviewer and Investor Communication.

Not applicable.

ITEM 1121 (c) OF REGULATION AB. REPURCHASES AND REPLACEMENTS

No activity to report for the distribution period as required by Item 1121 (c) of Regulation AB.

Date of Most Recent Form ABS-15G: January 8, 2026

Central Index Key (CIK) of Securitizer: 0001004150

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

On February 3, 2026, certain investors served WTNA with a civil complaint, filed in the Supreme Court of the State of New York, County of New York, for an unspecified amount of damages arising from alleged breaches of contract and duties related to WTNA’s roles as custodian and indenture trustee for certain Tricolor Holdings, LLC asset-backed securitization transactions. The plaintiffs generally assert causes of action related to WTNA’s purported failure to comply with certain provisions related to waterfall payments, servicing transition costs and post-event of default duties and related to WTNA’s purported failure to perform certain actions as custodian with respect to the related receivables. WTNA has advised that it intends to vigorously defend itself against this legal action.

Item 3. Sales of Securities and Use of Proceeds.

Not applicable.

Item 4. Defaults Upon Senior Securities.

Not applicable.

Item 5. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 6. Significant Obligors of Pool Assets.

Not applicable.

Item 7. Change in Sponsor Interest in the Securities.

Not applicable.

Item 8. Significant Enhancement Provider Information.

Not applicable.

Item 9. Other Information.

Not applicable.

Item 10. Exhibits.

Exhibit 99.1.	Monthly Servicer’s Certificate for the distribution period commencing on February 1, 2026 and expiring on February 28, 2026.

Exhibit 102	Asset Data File for the calendar month February 1, 2026 to February 28, 2026 (See Exhibit 102 to Form ABS-EE filed by World Omni Auto Receivables Trust 2022-D on March 27, 2026, which is incorporated by reference herein).

Exhibit 103	Asset Related Document for the calendar month February 1, 2026 to February 28, 2026 (See Exhibit 103 to Form ABS-EE filed by World Omni Auto Receivables Trust 2022-D on March 27, 2026 which is incorporated by reference herein).

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

World Omni Auto Receivables Trust 2022-D
(Issuing Entity)

	By:	World Omni Financial Corp.
(Servicer, not in its individual capacity, but solely as Servicer on behalf of the Issuing Entity)

Date: March 27, 2026		/s/ Claude S. Simon
Claude S. Simon
Assistant Treasurer